Taxes - Operating taxes and levies - Developments in tax disputes and audits - Spain (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Orange Espagne [member]
Disclosure of subsidiaries [line items]
Tax adjustment related to business activity tax	€ 55